Balance Sheet Components - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepaid legal	$ 48	$ 25
Prepaid insurance	31	37
Prepaid other	130	7	50
Prepaid expenses and other current assets	$ 209	$ 69	$ 146